Restricted Share Grant Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of RSUs
Unvested, beginning balance	213,765	369,648	439,350
Granted	19,848	102,117	80,298
Vested	(61,350)	(258,000)	(150,000)
Unvested, ending balance	172,263	213,765	369,648	439,350
Weighted-average grant date fair value
Unvested, beginning balance	$ 8.40	$ 5.76	$ 5.37
Granted	$ 23.50	$ 10.00	$ 7.44
Vested	$ 6.39	$ 5.26	$ 5.50
Unvested, ending balance	$ 8.50	$ 8.40	$ 5.76	$ 5.37
Weighted-average remaining contractual terms (Years)
Weighted-average remaining contractual terms (Years)	10 months 17 days	1 year 6 months 11 days	11 months 5 days	1 year 5 months 1 day
Aggregated intrinsic value
Aggregated intrinsic value	$ 5,758,829	$ 3,696,480	$ 3,661,250
Aggregated intrinsic value	$ 3,627,859	$ 5,758,829	$ 3,696,480	$ 3,661,250